Deferred tax (Tables)	6 Months Ended
Dec. 31, 2020
Deferred tax
Schedule of deferred taxes

The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
US deferred tax assets	(61,786)	(58,362)	(53,862)
UK deferred tax liabilities	30,851	31,337	37,766
Net deferred tax asset	(30,935)	(27,025)	(16,096)

The movements in the net deferred tax asset are as follows:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
At the beginning of the period	(27,025)	(26,550)	(26,550)
(Credited)/expensed to the statement of profit or loss (note 10)	(2,046)	1,426	10,779
Credited to other comprehensive income (note 10)	(1,864)	(1,901)	(325)
At the end of the period	(30,935)	(27,025)	(16,096)